Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Summary of gross and net written and earned premiums, underwriting results, ratios and reserves for each of Company's business segments
The following tables provide a summary of gross and net written and earned premiums, underwriting income or loss, ratios and reserves for each of the Company’s business segments for six months ended June 30, 2023 and 2022:

	Six Months Ended June 30, 2023
	Reinsurance	Insurance	Total
	($ in millions)
Underwriting Revenues
Gross written premiums	$875.7	$1,249.5	$2,125.2
Net written premiums	605.0	745.5	1,350.5
Net earned premiums	572.0	715.4	1,287.4
Underwriting Expenses
Losses and loss adjustment expenses	297.2	419.9	717.1
Acquisition costs	105.7	87.2	192.9
General and administrative expenses	58.4	110.6	169.0
Underwriting income	110.7	97.7	208.4
Corporate and other expenses (1)			(53.1)
Non-operating expenses			(10.6)
Net investment income			129.4
Realized and unrealized investment gains			36.1
Realized and unrealized investment losses			(18.1)
Change in fair value of derivatives			19.6
Interest expense			(42.9)
Net realized and unrealized foreign exchange losses			(13.7)
Income before income taxes			255.1
Income tax (expense)			(36.2)
Net income			$218.9

Net reserves for loss and loss adjustment expenses	$1,441.2	$1,641.7	$3,082.9
Ratios
Loss ratio	52.0%	58.7%	55.7%
Acquisition cost ratio	18.5	12.2	15.0
General and administrative expense ratio	10.2	15.5	13.1
Expense ratio	28.7	27.7	28.1
Combined ratio	80.7%	86.4%	83.8%
_____________
(1) Corporate and other operating expenses includes other income/expenses, which were previously presented separately.

	Six Months Ended June 30, 2022
	Reinsurance	Insurance	Total
	( $ in millions)
Underwriting Revenues
Gross written premiums	$1,045.6	$1,305.7	$2,351.3
Net written premiums	783.7	722.4	1,506.1
Net earned premiums	600.8	726.4	1,327.2
Underwriting Expenses
Losses and loss adjustment expenses	369.0	398.7	767.7
Acquisition costs	124.1	92.4	216.5
General and administrative expenses	69.7	116.8	186.5
Underwriting income	38.0	118.5	156.5
Corporate and other expenses (1)			(43.3)
Non-operating expenses			(3.6)
Net investment income			88.7
Realized and unrealized investment gains			2.5
Realized and unrealized investment losses			(128.9)
Change in fair value of derivatives			(84.9)
Interest expense			(9.1)
Net realized and unrealized foreign exchange gains			75.2
Income before income taxes			53.1
Income tax (expense)			(4.7)
Net income			$48.4

Net reserves for loss and loss adjustment expenses	$1,190.4	$1,314.9	$2,505.3
Ratios
Loss ratio	61.4%	54.9%	57.8%
Acquisition cost ratio	20.7	12.7	16.3
General and administrative expense ratio	11.6	16.1	14.1
Expense ratio	32.3	28.8	30.4
Combined ratio	93.7%	83.7%	88.2%
_____________
(1) Corporate and other operating expenses includes other income/expenses, which were previously presented separately.